Note 8 – Notes payable – related party (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Repayments of Medium-Term Note		$ (1,500,000)	$ 3,100,000	$ 2,562,000
Favo Holdings [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit			2,800,000	1,366,000
Repayments of Lines of Credit			4,300,000	2,562,000
Line of Credit Facility, Increase (Decrease), Net			0	1,500,000
Proceeds from Issuance of Medium-Term Note			4,700,000
Repayments of Medium-Term Note			1,500,000
Medium-Term Note			$ 3,200,000	$ 4,700,000